Non-operating expenses	12 Months Ended
Dec. 31, 2025
Non-operating expenses
Non-operating expenses

Note 37.Non-operating expenses

Non-operating expenses consisted of the following:

	12 months ended December 31,
USD’000	2025	2024	2023
Foreign exchange losses	2,753	44	339
Financial charges	325	273	4
Interest expense	(8)	553	298
Other components of defined benefit plans, net	5	—	—
Other	8	13	14
Total non-operating expenses	3,083	883	655

The credit to interest expense during the year ended December 31, 2025 primarily relates to the reversal of a previously recorded interest accrual of USD 66,500 in SEALSQ Corp.